Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	37,790,943	32,995,460	24,983,593
Common stock, shares outstanding	37,790,943	32,995,460	24,983,593
Series B-1 Convertible Preferred Stock [Member]
Temporary equity, redemption value		$ 0.70798	$ 0.70798
Temporary equity, shares authorized		8,619,420	8,619,420
Temporary stock, shares issued		0	5,673,346
Temporary stock, shares outstanding		0	5,673,346
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	8,619,420	8,619,420	8,619,420
Preferred stock, shares issued	8,619,420	8,619,420	0
Preferred stock, shares outstanding	8,619,420	8,619,420	0
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,068	2,068	2,068
Preferred stock, shares issued	2,068	2,068	2,068
Preferred stock, shares outstanding	2,068	2,068	2,068